UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

Value Line Tax Exempt  Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor,New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: February 28

Date of reporting period: May 31,2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 5/31/12 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2012

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.4%)
	ALABAMA (0.4%)
$100,000	Alabama Public School & College Authority, Capital Improvement Revenue Bonds, 5.00%, 12/1/17	Aa1		$120,711
310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		328,089
				448,800
	ALASKA (0.8%)
700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		835,975
	ARIZONA (0.7%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aa1		493,526
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		248,267
				741,793
	ARKANSAS (1.3%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	303,601
485,000	4.30%, 3/1/16	A	*	506,505
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		553,225
				1,363,331
	CALIFORNIA (10.3%)
350,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		388,552
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33 (1)	Aa3		115,619
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		580,495
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		290,417
200,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		210,056
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		249,788
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		282,588
750,000	California State Public Works Board, Revenue Bonds, Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2		825,540
100,000	California State University, Systemwide Revenue Bonds, Ser. A, 3.50%, 11/1/14	Aa2		106,985
	California State, General Obligation Unlimited:
500,000	5.00%, 2/1/38	A1		539,315
250,000	5.00%, 9/1/41	A1		268,155
500,000	5.25%, 11/1/40	A1		557,510

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$370,000	California State, General Obligation Unlimited, FSA AGM Insured, 5.00%, 9/1/14	AA-	*	$404,780
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	265,793
500,000	City of Santa Rosa, California Wastewater Revenue Bonds, Ser. A, 5.00%, 9/1/33 (1)	Aa3		563,185
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (2)	Aa3		207,140
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		258,357
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, AMBAC Insured, 4.00%, 7/1/18 (3)	Aa2		860,072
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		386,697
250,000	San Diego Unified School District, California General Obligation Unlimited, Election 1998, Ser. F-1, AGM Insured, 5.25%, 7/1/28	Aa2		319,497
275,000	San Mateo County Community College District, General Obligation Unlimited, 5.00%, 9/1/26 (1)	Aaa		334,675
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (3)	Aa2		934,096
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa1		175,505
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 12/1/15	A1		283,018
1,000,000	5.13%, 4/1/33	A1		1,073,020
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		292,132
				10,772,987
	COLORADO (2.2%)
500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa2		593,150
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	1,083,860
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		584,375
				2,261,385
	CONNECTICUT (0.9%)
90,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Revenue Bonds, Ser. Z-1, 5.00%, 7/1/42	Aaa		100,610
250,000	Connecticut State, General Obligation Unlimited, Ser. B, 5.00%, 4/15/13	Aa3		260,433
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		294,725
250,000	State of Connecticut Revolving Fund General Revenue, Revenue Bonds, Ser. A, 4.00%, 1/1/26	Aaa		280,032
				935,800
	DELAWARE (0.2%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	237,796

	DISTRICT OF COLUMBIA (0.4%)
	District of Columbia Income Tax Secured Revenue, Revenue Bonds:
160,000	Ser. A, 3.00%, 12/1/24	Aa1		166,941
125,000	Ser. A, 5.00%, 12/1/28	Aa1		149,412
100,000	Ser. G, 5.00%, 12/1/36	Aa1		114,910
				431,263

The Value Line Tax Exempt Fund, Inc.

May 31, 2012

Principal Amount		Rating (unaudited)		Value

	FLORIDA (5.8%)
$1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		$1,161,220
675,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2		745,504
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	Aa3		289,657
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa2		289,745
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		465,070
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, NATL-RE FGIC Insured, 5.75%, 10/1/17	A2		354,539
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,148,780
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		278,258
465,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1		519,163
500,000	State of Florida Board of Education, General Obligation Unlimited, Refunding Capital Outlay 2011, Ser. F, 4.00%, 6/1/29	Aa1		534,295
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1		309,900
				6,096,131

	GEORGIA (1.9%)
500,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3		564,015
125,000	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser., 5.25%, 7/1/36	Aa3		141,546
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		580,010
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2		686,839
				1,972,410

	HAWAII (0.5%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2		566,150

	IDAHO (0.3%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa2		286,628

	ILLINOIS (2.3%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		558,000
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2		286,310
1,215,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2		1,363,594
200,000	Western Illinois University, Auxiliary Facilities System, Revenue Bonds, 4.00%, 4/1/15	A	*	213,718
				2,421,622

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	INDIANA (3.3%)
$1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa2	$1,737,878
440,000	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/23	Baa2	492,074
210,000	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/22	Baa2	234,854
100,000	Indiana University, Revenue Bonds, Ser. A, 5.00%, 6/1/30	Aaa	119,073
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	839,572
			3,423,451

	IOWA (0.5%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa	522,265

	KANSAS (0.8%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	536,620
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1	255,975
			792,595

	KENTUCKY (0.8%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2	556,654
250,000	Louisville & Jefferson County Metropolitan Government Parking Authority, Revenue Bonds, Ser. B, 3.25%, 12/1/13	Aa2	260,453
			817,107

	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3	302,272
250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3	295,640
100,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. A-1, 5.00%, 5/1/22	Aa1	125,502
			723,414

	MAINE (0.4%)
250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1	289,598
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3	113,285
			402,883

	MARYLAND (2.2%)
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa	1,139,080
1,000,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa	1,141,470
			2,280,550

The Value Line Tax Exempt Fund, Inc.

May 31, 2012

Principal Amount		Rating (unaudited)		Value
	MASSACHUSETTS (3.7%)
$500,000	Commonwealth of Massachusetts, General Obligation Limited, Consolidated Loan, Ser. D, 4.00%, 10/1/28	Aa1		$543,820
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (3)	A-	*	251,867
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa		600,915
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		294,012
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		657,885
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1		283,798
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (3)	Aa1		392,056
150,000	Massachusetts State, General Obligation Unlimited, Ser. B, 5.00%, 11/1/16	Aa1		178,025
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2		126,178
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2		572,640
				3,901,196

	MICHIGAN (0.4%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2		295,798
100,000	Michigan Municipal Bond Authority, Clean Water Revolving-Pooled, Revenue Bonds, 4.00%, 10/1/19	AAA	*	117,397
				413,195

	MINNESOTA (0.4%)
340,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1		379,590
	MISSISSIPPI (2.2%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		2,288,922
	MISSOURI (1.0%)
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Remk-Metrolink Cross Country Project, AGM Insured, 5.00%, 10/1/21	Aa3		1,081,980
	NEBRASKA (0.5%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A1		314,415
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		262,490
				576,905

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	NEVADA (0.1%)
$100,000	State of Nevada, General Obligation Limited, Nevada Municipal Bond Bank Project Nos. 80, 81, 82 & 83, Ser. A, 3.00%, 11/1/14	Aa2		$105,539

	NEW HAMPSHIRE (0.5%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		547,385

	NEW JERSEY (3.2%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1		565,310
100,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Revenue Bonds, Ser. Y, 4.13%, 9/1/20	A1		111,242
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1		552,200
255,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding Revenue Bonds, Barnabas Health, Ser. A, 3.00%, 7/1/12	Baa2		255,242
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		111,568
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,173,590
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B:
250,000	5.00%, 6/15/18	A1		297,725
250,000	NATL-RE FGIC Insured, 5.25%, 12/15/12	A1		256,825
				3,323,702

	NEW MEXICO (0.6%)
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		611,240

	NEW YORK (9.5%)
250,000	County of Monroe, New York General Obligation Unlimited, Refunding Bonds, 5.00%, 3/1/16	A3		279,282
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		169,010
	County of Westchester, General Obligation Unlimited:
150,000	Ser. A, 3.00%, 10/15/20	Aaa		164,460
1,000,000	Ser. B, 3.00%, 6/1/21	Aaa		1,091,250
	Dormitory Authority, Revenue Bonds:
475,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		517,023
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	589,690
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	448,528
	Metropolitan Transportation Authority, New York:
200,000	Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	Aa3		222,608
250,000	Revenue Bonds, Ser. D, 5.00%, 11/15/16	A2		292,445

The Value Line Tax Exempt Fund, Inc.

May 31, 2012

Principal Amount		Rating (unaudited)		Value

$250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	$278,757
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2		147,570
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		112,653
100,000	New York State Dormitory Authority, Lease Revenue Bonds, Ser. A, 5.25%, 5/15/13	Aa3		104,479
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, 4.75%, 2/15/19	AA-	*	240,100
100,000	New York State Dormitory Authority, Municipal Health Facilities Lease, Revenue Bonds, Subser. 2-2, 5.00%, 1/15/21	Aa3		114,473
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	174,152
150,000	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A, 4.50%, 3/15/35	AAA	*	161,022
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aa1		582,060
125,000	Ser. C, 4.13%, 6/15/22	Aaa		137,615
100,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Senior Lien - Ser. A, 5.00%, 4/1/19	Aa2		118,286
500,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	542,015
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	302,040
100,000	Revenue Bonds, Ser. B-1, 5.00%, 3/15/17	AAA	*	118,791
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	181,665
150,000	New York State, General Obligation Unlimited, Ser. A, 3.50%, 2/15/23	Aa2		164,385
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa2		102,652
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa2		114,601
150,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		162,086
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (3)	AA	*	284,155
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21 (3)	Aa1		183,312
105,000	Town of Oyster Bay, New York Public Improvement Bonds, General Obligation Unlimited, 3.00%, 8/15/20	A	*	111,162
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, General Obligation of Authority Insured, 5.00%, 11/15/19	Aa3		303,525
500,000	Revenue Bonds, Subser. D, 5.00%, 11/15/26	A1		566,470
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	Aa3		319,335
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	552,710
				9,954,367

	NEW YORK CITY (6.4%)
150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		178,762
100,000	City of New York, General Obligation Unlimited, Fiscal 2008, Ser. A-1, 5.00%, 8/1/12	Aa2		100,801
350,000	City of New York, General Obligation Unlimited, Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		409,290
150,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		174,291
150,000	City of New York, General Obligation Unlimited, Fiscal 2011, Ser. I, Subser. I-1, 5.00%, 8/1/17	Aa2		178,785
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		286,565
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		122,340
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
100,000	Ser. B, 5.00%, 6/15/12	Aa1		100,188

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$500,000	Ser. C, 4.75%, 6/15/33	Aa1		$549,985
150,000	Ser. C, 5.00%, 6/15/30	Aa1		165,585
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		261,420
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		219,748
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		171,680
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		284,160
1,000,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,084,310
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, State Aid Withholding Insured, 5.00%, 1/15/14	Aa3		268,060
300,000	Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		339,363
	Transitional Finance Authority, Building Aid Revenue Bonds:
250,000	Fiscal 2007, Ser. S-1, NATL-RE FGIC State Aid Withholding Insured, 5.00%, 7/15/23	Aa3		280,050
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		229,154
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		230,604
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		170,315
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		470,016
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		282,482
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	116,954
				6,674,908

	NORTH CAROLINA (0.6%)
250,000	Raleigh Durham Airport Authority, Revenue Bonds, Ser. B-1, 5.00%, 11/1/28	Aa3		287,847
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		325,663
				613,510

	OHIO (2.7%)
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,105,440
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	429,390
150,000	Miami University of Ohio, Refunding Revenue Bonds, 5.00%, 9/1/19	Aa3		183,775
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		371,565
500,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		564,065
125,000	University of Cincinnati, Revenue Bonds, Ser. A, 5.00%, 6/1/18	Aa3		150,253
				2,804,488

	OKLAHOMA (0.6%)
300,000	Grand River Dam Authority, Revenue Bonds, Ser. A, BHAC Insured, 5.00%, 6/1/17	Aa1		358,350
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	305,458
				663,808

The Value Line Tax Exempt Fund, Inc.

May 31, 2012

Principal Amount		Rating (unaudited)		Value

	OREGON (1.7%)
$1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		$1,150,010
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		640,600
				1,790,610

	PENNSYLVANIA (3.0%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		593,035
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	Aa3		544,624
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (3)	A2		1,169,430
200,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, 5.00%, 7/1/21	A1		242,118
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		338,085
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	244,991
				3,132,283

	PUERTO RICO (2.2%)
250,000	Government Development Bank for Puerto Rico, Revenue Bonds, Senior Notes, Ser. B, 5.00%, 12/1/12	Baa1		255,265
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Baa2		110,779
325,000	Ser. A, 5.00%, 7/1/33	Baa2		326,778
250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa1		269,162
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	Baa1		612,924
480,000	Puerto Rico Public Buildings Authority, Revenue Guaranteed Refunding Government Facilities Bonds, Ser. M, Commonwealth Guaranteed Insured, 5.75%, 7/1/15	Baa1		528,571
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A1		158,960
				2,262,439

	RHODE ISLAND (0.6%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		589,455

	SOUTH CAROLINA (2.1%)
1,000,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		1,107,440
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		404,911
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		166,026
145,000	North Charleston South Carolina, General Obligation Unlimited, NATL-RE State Aid Withholding Insured, 4.00%, 6/1/12	Aa2		145,000
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		159,058
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		244,378
				2,226,813

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	SOUTH DAKOTA (0.3%)
$325,000	South Dakota Conservancy District, State Revolving Fund Program, Refunding Revenue Bonds, Ser. B, 5.00%, 8/1/13	Aaa		$343,177

	TENNESSEE (1.1%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		292,052
300,000	Metropolitan Government of Nashville & Davidson County Tennessee Electric Revenue, Revenue Bonds, Ser. B, 5.00%, 5/15/23	AA+	*	364,971
200,000	Montgomery County, Tennessee General Obligation Unlimited, School and Public Improvement Bonds, 4.00%, 4/1/23	AA+	*	229,764
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		267,333
				1,154,120

	TEXAS (13.0%)
1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		1,728,846
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,266,749
1,035,000	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking, 5.25%, 3/1/26	Aa1		1,193,262
1,670,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,899,992
2,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	2,111,960
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds,
	AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16 (3)	A	*	281,422
475,000	Ser. B, 5.00%, 8/1/21 (3)	A	*	476,468
500,000	Ser. C, 5.00%, 8/1/15 (3)	A	*	502,725
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (2)	AAA	*	2,049,400
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa2		1,084,380
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (3)	A3		558,631
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	422,089
				13,575,924

	UTAH (0.3%)
145,000	Metropolitan Water District of Salt Lake & Sandy, Revenue Refunding Bonds, Ser. A, 3.00%, 7/1/15	AA+	*	155,892
150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa		170,802
				326,694

	VERMONT (0.5%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		215,552
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		306,910
				522,462

The Value Line Tax Exempt Fund, Inc.

May 31, 2012

Principal Amount		Rating (unaudited)	Value

	VIRGINIA (1.5%)
$100,000	City of Alexandria, Virginia General Obligation Unlimited Capital Improvement Bonds, 4.00%, 7/1/14	Aaa	$107,613
80,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	80,000
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa	302,930
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, State Aid Withholding Insured, 5.00%, 4/15/13	Aa1	521,160
500,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa	617,380
			1,629,083

	WASHINGTON (1.7%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1	274,892
300,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1	359,904
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, School Bond Guaranty Insured, 5.00%, 12/1/19	Aa1	625,750
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	Aa3	284,360
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1	290,250
			1,835,156

	WISCONSIN (1.3%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa1	156,648
1,000,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2	1,209,040
			1,365,688

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.4%) (Cost $97,332,396)		103,028,975
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		1,646,133
	NET ASSETS (4) (100.0%)		$104,675,108
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($104,675,108 ÷ 10,291,442 shares outstanding)		$10.17

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	When issued security.
(2)	Zero coupon bond.
(3)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(4)
For federal income tax purposes, the aggregate cost was $97,332,396, aggregate gross unrealized appreciation was $5,789,586, aggregate gross unrealized depreciation was $93,007 and the net unrealized appreciation was $5,696,579.

ADFA	Arkansas Development Finance Authority
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
Assured GTY	Assured Guaranty Insurance Company
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of May 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$103,028,975	$0	$103,028,975
Total Investments in Securities	$0	$103,028,975	$0	$103,028,975

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended May 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended May 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 26, 2012